COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees
Potential Exposure	$ 269	$ 261
Carrying Value	3	4
Sur de Texas
Guarantees
Potential Exposure	100	93
Carrying Value	0	0
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	81	80
Carrying Value	$ 3	$ 4